Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) recognized on non-designated derivative instruments
The following table summarizes the gain (loss) recognized on non-designated foreign exchange derivative instruments for the years ended December 31:

	2014	2013
Interest expense	$(6,291)	$(6,406)
Foreign exchange gain, net	21,100	10,900
Total	$14,809	$4,494